Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31 2020
Shares		Fair Value

	COMMON STOCKS - 96.9%
	ADVERTISING & MARKETING - 1.5%
19,563	Interpublic Group of Cos., Inc.	$ 460,122

	AEROSPACE/DEFENSE - 1.2%
6,529	Aerojet Rocketdyne Holdings, Inc. *	345,058

	APPAREL & TEXTILE PRODUCTS - 0.0%
32	Carter's, Inc.	3,010

	ASSET MANAGEMENT - 2.7%
7,700	Ares Management Corp.	362,285
4,250	LPL Financial Holdings, Inc.	442,935
		805,220
	BEVERAGES - 1.2%
1,307	Coca-Cola Consolidated, Inc.	348,015

	BIOTECHNOLOGY & PHARMACEUTICALS - 10.3%
20,909	Amicus Therapeutics, Inc. *	482,789
617	Biohaven Pharmaceutical Holding Co. Ltd. *	52,883
3,487	Bridgebio Pharma, Inc. *	247,961
3,311	Emergent BioSolutions, Inc. *	296,666
3,105	Guardant Health, Inc. *	400,172
8,166	Halozyme Therapeutics, Inc. *	348,770
4,201	Horizon Therapeutics plc *	307,303
537	Neurocrine Biosciences, Inc. *	51,471
1,944	Sarepta Therapeutics, Inc. *	331,433
3,789	Twist Bioscience Corp. *	535,348
		3,054,796
	CHEMICALS - 2.1%
1,988	Avery Dennison Corp.	308,359
84,012	Marrone Bio Innovations, Inc. *	105,015
2,273	RPM International, Inc.	206,343
		619,717
	COMMERCIAL SUPPORT SERVICES - 3.2%
3,545	AMN Healthcare Services, Inc. *	241,946
4,205	Brink's Co.	302,760
6,310	Robert Half International, Inc.	394,249
36	TriNet Group, Inc. *	2,902
		941,857
	CONSTRUCTION MATERIALS - 0.1%
1,813	Forterra, Inc. *	31,175

	CONTAINERS & PACKAGING - 2.7%
6,641	Berry Global Group, Inc. *	373,158
4,288	Crown Holdings, Inc. *	429,658
		802,816
	E-COMMERCE DISCRETIONARY - 0.4%
10,819	CarParts.com. Inc. *	134,047

	ELECTRICAL EQUIPMENT - 3.1%
2,529	A. O. Smith Corp.	138,640
2,433	Chase Corp.	245,757
53,779	Energous Corp. *	96,802
1,677	Generac Holdings, Inc. *	381,367
437	Hubbell, Inc.	68,517
		931,083

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31 2020
Shares		Fair Value

	COMMON STOCKS - 96.9% (Continued)
	ENGINEERING & CONSTRUCTION - 1.7%
2,430	Installed Building Products, Inc. *	$ 247,690
3,412	Quanta Services, Inc.	245,732
		493,422
	ENTERTAINMENT CONTENT - 1.2%
182	Sciplay Corp. *	2,521
34,098	Zynga, Inc. *	336,547
		339,068
	GAS & WATER UTILITIES - 0.0%
838	Global Water Resources, Inc.	12,076

	HEALTHCARE FACILITIES & SERVICES - 7.5%
982	Amedisys, Inc. *	288,050
435	Chemed Corp.	231,685
5,044	Henry Schein, Inc. *	337,242
1,511	Medpace Holdings, Inc. *	210,331
1,705	Molina Healthcare, Inc. *	362,619
49,122	Neuronetics, Inc. *	545,745
1,251	Teladoc Health, Inc. *	250,150
		2,225,822
	HOME & OFFICE PRODUCTS - 2.1%
15,296	Tempur Sealy International, Inc. *	412,992
1,087	Whirlpool Corp.	196,193
		609,185
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
388	Omega Flex, Inc.	56,648

	INDUSTRIAL SUPPORT SERVICES - 1.5%
1,880	United Rentals, Inc. *	435,991

	INSURANCE - 2.5%
2,394	Assurant, Inc.	326,111
509	Palomar Holdings, Inc. *	45,220
2,769	Primerica, Inc.	370,852
		742,183
	INTERNET MEDIA & SERVICES - 1.4%
5,839	Shutterstock, Inc.	418,656

	LEISURE FACILITIES & SERVICES - 5.1%
249	Caesars Entertainment, Inc. *	18,493
6,036	Dine Brands Global, Inc.	350,088
4,996	Shake Shack, Inc. *	423,561
1,394	Vail Resorts, Inc.	388,870
14,334	Wendy's Co.	314,201
		1,495,213
	LEISURE PRODUCTS - 1.3%
3,876	Polaris, Inc.	369,305

	MACHINERY - 2.6%
3,496	Lincoln Electric Holdings, Inc.	406,410
3,872	Toro Co.	367,220
		773,630

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31 2020
Shares		Fair Value

	COMMON STOCKS - 96.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.7%
18,175	Axogen, Inc. *	$ 325,332
8,068	Bruker Corp.	436,721
7,579	Cardiovascular Systems, Inc. *	331,657
739	Castle Biosciences, Inc. *	49,624
6,486	Fluidigm Corp. *	38,916
6,429	Globus Medical, Inc. *	419,299
1,007	Penumbra, Inc. *	176,225
1,283	Quidel Corp. *	230,491
7,128	Surmodics, Inc. *	310,211
8,412	Vericel Corp. *	259,763
		2,578,239
	OIL & GAS PRODUCERS - 0.3%
640	Murphy USA, Inc. *	83,757

	OIL & GAS SERVICES & EQUIPMENT - 1.2%
13,862	Core Laboratories N.V.	367,482

	REAL ESTATE SERVICES - 0.3%
1,192	eXp World Holdings, Inc. *	75,239

	RENEWABLE ENERGY - 1.6%
84	Enphase Energy, Inc. *	14,739
8,889	TPI Composites, Inc. *	469,161
		483,900
	RETAIL-CONSUMER STAPLES - 1.2%
1,935	Casey's General Stores, Inc.	345,630

	RETAIL-DISCRETIONARY - 1.7%
352	RH *	157,527
3,357	Williams-Sonoma, Inc.	341,877
		499,404
	SEMICONDUCTORS - 3.4%
692	Inphi Corp. *	111,045
5,476	Semtech Corp. *	394,765
4,064	Teradyne, Inc.	487,233
15	Universal Display Corp.	3,447
		996,490
	SOFTWARE - 13.4%
13,376	Agilysys, Inc. *	513,371
20,375	American Software, Inc.	349,839
1,196	Avaya Holdings Corp. *	22,903
29,383	Brightcove, Inc. *	540,647
16,206	Calix, Inc. *	482,290
357	CDK Global, Inc.	18,503
8,148	CommVault Systems, Inc. *	451,155
3,626	Digital Turbine, Inc. *	205,086
3,704	Domo, Inc. *	236,204

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31 2020
Shares		Fair Value

	COMMON STOCKS - 96.9% (Continued)
	SOFTWARE - 13.4% (Continued)
202	eGain Corp.	$ 2,386
4,186	Envestnet, Inc. *	344,466
43	New Relic, Inc. *	2,812
1,348	Nuance Communications, Inc. *	59,433
37	Omnicell, Inc. *	4,441
67	Progress Software Corp.	3,028
1,522	Proofpoint, Inc. *	207,616
7,891	QAD, Inc.	498,553
		3,942,733
	SPECIALTY FINANCE - 1.4%
10,318	Fidelity National Financial, Inc.	403,331

	TECHNOLOGY HARDWARE - 3.3%
22,201	Extreme Networks, Inc. *	152,965
47,909	Fitbit, Inc. *	325,781
20,602	Sonos, Inc. *	481,881
		960,627
	TECHNOLOGY SERVICES - 3.7%
2,728	Euronet Worldwide, Inc. *	395,342
762	Fair Isaac Corp. *	389,412
572	Green Dot Corp. *	31,918
2,688	NIC, Inc.	69,431
2,807	TTEC Holdings, Inc.	204,714
		1,090,817
	TRANSPORTATION & LOGISTICS - 1.1%
2,160	Landstar System, Inc.	290,866
225	XPO Logistics, Inc. *	26,820
		317,686

	TOTAL COMMON STOCKS (Cost $19,071,153)	28,593,450

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
9,587	Americold Realty Trust	357,883
603	CoreSite Reality Corp.	75,544
397	Gaming and Leisure Properties, Inc.	16,847
2,324	QTS Reality Trust, Inc.	143,809
	TOTAL REITs (Cost $590,793)	594,083

	TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost $19,661,946)	$ 29,187,533
	ASSETS IN EXCESS OF LIABILITIES - 1.1%	326,879
	TOTAL NET ASSETS - 100.0%	$ 29,514,412

PLC - Public Limited Company
* Non-Income producing security.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$ 28,593,450	$ -	$ -	$ 28,593,450
Real Estate Investment Trusts			594,083	-	-	594,083
Total			$ 29,187,533	$ -	$ -	$ 29,187,533

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with U.S. Bank National Association as of October 2018, previously Huntington National Bank. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments as noted in the Fund’s Schedule of Investments. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 19,657,508	$ 9,722,117	$ (192,092)	$ 9,530,025